CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Common Stock	Additional paid-in capital	Subscription Receivable	Statutory surplus reserve	Retained earnings (deficits)	Accumulated other comprehensive income (loss)	Non-controlling interests	Total
Balance at the beginning at Sep. 30, 2021		$ 63,374,085	$ (125,000)	$ 2,914,602	$ 19,737,504	$ 2,898,594	$ 324,567	$ 89,124,352
Balance at the beginning (in shares) at Sep. 30, 2021	28,918,177
Stock incentive issuance		1,688,640						1,688,640
Stock incentive issuance (in shares)	1,407,200
Stock issued in connection with conversion of convertible notes		116,781						116,781
Stock issued in connection with conversion of convertible notes (in shares)	67,563
Fair value change due to convertible notes extension		678,782						678,782
Stock-based compensation		5,603,615						5,603,615
Unearned Compensation		(589,138)						(589,138)
Foreign currency translations						(5,539,347)	34,962	(5,504,385)
Net loss				261,954	(6,343,367)		27,147	(6,054,266)
Balance at the end at Sep. 30, 2022		70,872,765	(125,000)	3,176,556	13,394,137	(2,640,753)	386,676	85,064,381
Balance at the end (in shares) at Sep. 30, 2022	30,392,940
Stock-based compensation		1,839,733						1,839,733
Stock-based compensation (in shares)	2,599,800
Unearned Compensation		174,400						174,400
Foreign currency translations						(550,232)	900	(549,332)
Net loss					(61,060,794)		(229,596)	(61,290,390)
Balance at the end at Sep. 30, 2023		72,886,898	(125,000)	3,176,556	(47,666,657)	(3,190,985)	157,980	25,238,792
Balance at the end (in shares) at Sep. 30, 2023	32,992,740
Issuance shares		5,000,000						5,000,000
Issuance shares (in shares)	3,154,885
Foreign currency translations						864,017	(2,737)	861,280
Net loss					(2,781,916)		(1,650)	(2,783,566)
Balance at the end at Sep. 30, 2024		$ 77,886,898	$ (125,000)	$ 3,176,556	$ (50,448,573)	$ (2,326,968)	$ 153,593	$ 28,316,506
Balance at the end (in shares) at Sep. 30, 2024	36,147,625